COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
17.	Commitments and contiNgencIES

Purchase commitments

The Company has entered into eight research and development agreements for the development of certain educational platforms and application systems. As of December 31, 2019 and 2018, the Company’s commitment under these agreements amounted to $18,649,121 and $13,375,009, respectively.

The Company has entered into seven agreements for game software development and three agreements for community software development. As of December 31, 2019 and 2018, the Company’s commitment under these agreements amounted to $7,815,143 and $1,221,196, respectively.

Variable interest entity structure

In the opinion of management, (i) the corporate structure of the Company is in compliance with existing PRC laws and regulations; (ii) the Contractual Arrangements are valid and binding, and do not result in any violation of PRC laws or regulations currently in effect; and (iii) the business operations of Blue Hat WFOE and the VIEs are in compliance with existing PRC laws and regulations in all material respects.

However, there are substantial uncertainties regarding the interpretation and application of current and future PRC laws and regulations. Accordingly, the Company cannot be assured that PRC regulatory authorities will not ultimately take a contrary view to the foregoing opinion of its management. If the current corporate structure of the Company or the Contractual Arrangements is found to be in violation of any existing or future PRC laws and regulations, the Company may be required to restructure its corporate structure and operations in the PRC to comply with changing and new PRC laws and regulations. In the opinion of management, the likelihood of loss in respect of the Company’s current corporate structure or the Contractual Arrangements is remote based on current facts and circumstances.

Risk of uncertainty

The Company expects revenue in the first quarter of 2020 to decrease 40% to 50% due to the adverse impact of the COVID-19 outbreak on the Company's sales and operations.

The above outlook is based on information available as of the date of this report and reflects the Company's current and preliminary expectations and estimates, which are all subject to change. The Company does not foresee the coronavirus outbreak having a substantial impact on its business for the full year, although, given the uncertainty of the situation, the duration of the business disruption and related financial impact cannot be reasonably estimated at this time.